Other financial liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [abstract]
Cash outflow of leases	€ 510	€ 684	€ 738